JPMorgan U.S. Large Cap Core Plus Fund
Schedule of Portfolio Investments as of March 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — 122.1%
Common Stocks — 119.8%
Aerospace & Defense — 4.5%
Howmet Aerospace, Inc. (a)	364	47,222
Northrop Grumman Corp.	35	17,740
RTX Corp.	215	28,448
TransDigm Group, Inc.	27	37,963
		131,373
Banks — 3.8%
Bank of America Corp. (a)	545	22,726
Fifth Third Bancorp	598	23,459
Wells Fargo & Co. (a)	912	65,485
		111,670
Beverages — 1.6%
Coca-Cola Co. (The) (a)	86	6,151
Keurig Dr Pepper, Inc.	283	9,687
PepsiCo, Inc. (a)	209	31,346
		47,184
Biotechnology — 3.7%
AbbVie, Inc. (a)	262	54,943
Neurocrine Biosciences, Inc. *	27	2,986
Regeneron Pharmaceuticals, Inc.	27	17,245
Sarepta Therapeutics, Inc. *	146	9,291
Vertex Pharmaceuticals, Inc. * (a)	52	25,120
		109,585
Broadline Retail — 5.3%
Amazon.com, Inc. * (a)	819	155,807
Building Products — 1.5%
Carrier Global Corp.	63	3,967
Trane Technologies plc	115	38,924
		42,891
Capital Markets — 2.9%
Ameriprise Financial, Inc.	52	25,144
Charles Schwab Corp. (The) (a)	386	30,221
CME Group, Inc.	13	3,585
Goldman Sachs Group, Inc. (The) (a)	50	27,256
		86,206
Chemicals — 1.5%
Linde plc	75	34,884
Sherwin-Williams Co. (The)	27	9,417
		44,301
Communications Equipment — 0.2%
Arista Networks, Inc. *	78	6,033
Construction Materials — 0.8%
Martin Marietta Materials, Inc.	47	22,600

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Consumer Finance — 1.3%
American Express Co.	96	25,746
Capital One Financial Corp.	69	12,388
		38,134
Consumer Staples Distribution & Retail — 0.8%
Costco Wholesale Corp.	14	13,614
Maplebear, Inc. *	102	4,058
Walmart, Inc.	56	4,927
		22,599
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	487	13,757
Electric Utilities — 3.5%
Entergy Corp.	209	17,818
NextEra Energy, Inc. (a)	424	30,063
PG&E Corp.	577	9,916
Southern Co. (The)	489	44,971
		102,768
Electrical Equipment — 0.8%
AMETEK, Inc.	8	1,410
Eaton Corp. plc	74	20,168
Emerson Electric Co.	27	2,918
		24,496
Energy Equipment & Services — 0.3%
Baker Hughes Co. (a)	179	7,872
Entertainment — 2.0%
Walt Disney Co. (The) (a)	339	33,464
Warner Bros Discovery, Inc. *	368	3,944
Warner Music Group Corp., Class A	686	21,509
		58,917
Financial Services — 7.1%
Affirm Holdings, Inc. *	67	3,013
Berkshire Hathaway, Inc., Class B *	36	19,068
Corpay, Inc. *	113	39,531
Fidelity National Information Services, Inc. (a)	477	35,609
Mastercard, Inc., Class A (a)	188	102,797
Toast, Inc., Class A *	87	2,903
WEX, Inc. *	35	5,518
		208,439
Food Products — 0.3%
Mondelez International, Inc., Class A (a)	142	9,617
Ground Transportation — 1.8%
Canadian Pacific Kansas City Ltd. (Canada)	184	12,929
Norfolk Southern Corp. (a)	60	14,088

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Ground Transportation — continued
Union Pacific Corp.	46	10,935
XPO, Inc. *	145	15,562
		53,514
Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp. * (a)	239	24,149
Edwards Lifesciences Corp. *	131	9,472
Intuitive Surgical, Inc. *	33	16,327
Medtronic plc	127	11,447
Stryker Corp.	75	27,758
		89,153
Health Care Providers & Services — 2.6%
Cigna Group (The)	9	3,021
McKesson Corp.	3	1,983
Tenet Healthcare Corp. *	24	3,249
UnitedHealth Group, Inc. (a)	129	67,519
		75,772
Health Care REITs — 1.2%
Alexandria Real Estate Equities, Inc.	126	11,697
Ventas, Inc.	341	23,432
		35,129
Hotels, Restaurants & Leisure — 5.3%
Booking Holdings, Inc.	4	19,229
Carnival Corp. *	665	12,974
Chipotle Mexican Grill, Inc. *	379	19,030
Darden Restaurants, Inc.	19	3,851
DoorDash, Inc., Class A *	23	4,197
Hilton Worldwide Holdings, Inc. (a)	104	23,694
McDonald's Corp. (a)	134	41,918
Yum! Brands, Inc. (a)	202	31,813
		156,706
Household Products — 0.5%
Church & Dwight Co., Inc.	61	6,655
Procter & Gamble Co. (The) (a)	48	8,199
		14,854
Industrial Conglomerates — 0.8%
3M Co.	166	24,406
Insurance — 4.3%
Aon plc, Class A	109	43,481
Arch Capital Group Ltd.	25	2,403
Arthur J Gallagher & Co. (a)	134	46,326
Chubb Ltd.	12	3,634
Marsh & McLennan Cos., Inc.	13	3,076

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Insurance — continued
Progressive Corp. (The) (a)	63	17,795
Ryan Specialty Holdings, Inc.	123	9,114
		125,829
Interactive Media & Services — 6.6%
Alphabet, Inc., Class C	108	16,865
Alphabet, Inc., Class A (a)	419	64,705
Meta Platforms, Inc., Class A (a)	183	105,706
Pinterest, Inc., Class A *	183	5,684
		192,960
IT Services — 0.8%
Cognizant Technology Solutions Corp., Class A	254	19,440
MongoDB, Inc. *	15	2,676
		22,116
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	53	6,182
Thermo Fisher Scientific, Inc. (a)	69	34,179
		40,361
Machinery — 1.9%
Ingersoll Rand, Inc.	362	28,974
Otis Worldwide Corp.	253	26,122
		55,096
Media — 0.3%
Charter Communications, Inc., Class A *	21	7,878
Multi-Utilities — 1.7%
Ameren Corp.	70	7,014
CMS Energy Corp.	182	13,687
Dominion Energy, Inc.	309	17,318
NiSource, Inc.	261	10,462
		48,481
Oil, Gas & Consumable Fuels — 4.3%
Cheniere Energy, Inc.	27	6,268
ConocoPhillips (a)	232	24,299
Diamondback Energy, Inc.	13	2,069
EOG Resources, Inc.	23	2,989
Exxon Mobil Corp. (a)	542	64,424
Marathon Petroleum Corp.	10	1,503
TC Energy Corp. (Canada)	520	24,553
Williams Cos., Inc. (The)	26	1,565
		127,670
Personal Care Products — 0.3%
Kenvue, Inc.	321	7,695

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co. (a)	482	29,403
Eli Lilly & Co. (a)	32	26,326
Johnson & Johnson (a)	208	34,571
		90,300
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	65	6,790
Equifax, Inc.	30	7,386
		14,176
Residential REITs — 0.2%
American Homes 4 Rent, Class A	193	7,308
Semiconductors & Semiconductor Equipment — 14.5%
Advanced Micro Devices, Inc. *	42	4,313
Analog Devices, Inc.	109	21,982
ASML Holding NV (Registered), NYRS (Netherlands)	24	15,568
Broadcom, Inc. (a)	254	42,608
Lam Research Corp.	19	1,401
Marvell Technology, Inc.	38	2,359
Microchip Technology, Inc.	328	15,857
Micron Technology, Inc.	265	23,026
NVIDIA Corp. (a)	1,867	202,325
NXP Semiconductors NV (China)	114	21,663
ON Semiconductor Corp. *	90	3,648
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	223	37,092
Texas Instruments, Inc. (a)	183	32,909
		424,751
Software — 10.1%
Cadence Design Systems, Inc. *	20	5,175
Crowdstrike Holdings, Inc., Class A *	8	2,712
Microsoft Corp. (a)	537	201,540
Oracle Corp.	44	6,116
Roper Technologies, Inc.	8	4,934
Salesforce, Inc. (a)	163	43,637
ServiceNow, Inc. *	32	25,587
Synopsys, Inc. *	15	6,637
		296,338
Specialized REITs — 1.8%
American Tower Corp.	135	29,277
Digital Realty Trust, Inc.	18	2,614
Equinix, Inc.	14	11,123
Extra Space Storage, Inc.	40	5,947
SBA Communications Corp.	21	4,689
		53,650

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Long Positions — continued
Common Stocks — continued
Specialty Retail — 3.9%
AutoZone, Inc. *	3	10,718
Best Buy Co., Inc.	56	4,103
Burlington Stores, Inc. * (a)	132	31,458
Lowe's Cos., Inc. (a)	255	59,593
Ross Stores, Inc.	62	7,906
		113,778
Technology Hardware, Storage & Peripherals — 6.1%
Apple, Inc. (a)	648	143,842
Dell Technologies, Inc., Class C	32	2,872
Hewlett Packard Enterprise Co.	356	5,496
Sandisk Corp. *	26	1,242
Seagate Technology Holdings plc	264	22,463
Western Digital Corp. *	78	3,165
		179,080
Trading Companies & Distributors — 0.1%
United Rentals, Inc.	4	2,762
WW Grainger, Inc.	2	1,450
		4,212
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc.	30	8,017
Total Common Stocks (Cost $2,467,195)		3,513,479
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (b) (c)(Cost $68,535)	68,515	68,536
Total Long Positions (Cost $2,535,730)		3,582,015
Short Positions — (22.1)%
Common Stocks — (22.1)%
Aerospace & Defense — (0.6)%
General Dynamics Corp.	(20)	(5,391)
Huntington Ingalls Industries, Inc.	(28)	(5,782)
L3Harris Technologies, Inc.	(27)	(5,531)
		(16,704)
Air Freight & Logistics — (0.2)%
Expeditors International of Washington, Inc.	(51)	(6,181)
Automobiles — (0.4)%
Ford Motor Co.	(1,021)	(10,243)
Banks — (0.4)%
Citizens Financial Group, Inc.	(133)	(5,474)
Huntington Bancshares, Inc.	(477)	(7,156)
		(12,630)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Beverages — (0.2)%
Molson Coors Beverage Co., Class B	(72)	(4,406)
Biotechnology — (0.3)%
Amgen, Inc.	(29)	(8,901)
Building Products — (0.3)%
Johnson Controls International plc	(116)	(9,274)
Capital Markets — (1.1)%
Bank of New York Mellon Corp. (The)	(35)	(2,972)
Blackrock, Inc.	(3)	(3,041)
Cboe Global Markets, Inc.	(9)	(2,114)
Coinbase Global, Inc., Class A *	(8)	(1,312)
FactSet Research Systems, Inc.	(14)	(6,220)
Franklin Resources, Inc.	(365)	(7,032)
State Street Corp.	(101)	(9,002)
(31,693)
Chemicals — (0.1)%
Eastman Chemical Co.	(30)	(2,608)
Commercial Services & Supplies — (0.3)%
Republic Services, Inc.	(9)	(2,117)
Veralto Corp.	(15)	(1,442)
Waste Management, Inc.	(27)	(6,382)
(9,941)
Communications Equipment — (0.5)%
Cisco Systems, Inc.	(239)	(14,759)
Consumer Finance — (0.1)%
Synchrony Financial	(55)	(2,924)
Consumer Staples Distribution & Retail — (0.9)%
Dollar General Corp.	(78)	(6,859)
Sysco Corp.	(197)	(14,774)
Target Corp.	(35)	(3,654)
(25,287)
Containers & Packaging — (0.1)%
International Paper Co.	(79)	(4,227)
Electric Utilities — (1.5)%
American Electric Power Co., Inc.	(91)	(9,978)
Duke Energy Corp.	(49)	(5,932)
Eversource Energy	(156)	(9,674)
Exelon Corp.	(85)	(3,901)
FirstEnergy Corp.	(227)	(9,192)
Pinnacle West Capital Corp.	(33)	(3,184)
PPL Corp.	(96)	(3,459)
(45,320)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Electrical Equipment — (0.2)%
Acuity, Inc.	(14)	(3,589)
Rockwell Automation, Inc.	(11)	(2,924)
(6,513)
Electronic Equipment, Instruments & Components — (0.2)%
Corning, Inc.	(96)	(4,386)
Energy Equipment & Services — (0.2)%
Halliburton Co.	(195)	(4,943)
Entertainment — (0.3)%
Netflix, Inc. *	(8)	(7,723)
Financial Services — (0.6)%
Global Payments, Inc.	(30)	(2,898)
PayPal Holdings, Inc. *	(110)	(7,180)
Voya Financial, Inc.	(88)	(5,981)
Western Union Co. (The)	(263)	(2,782)
(18,841)
Food Products — (0.2)%
Kraft Heinz Co. (The)	(199)	(6,046)
Gas Utilities — (0.1)%
National Fuel Gas Co.	(45)	(3,547)
Health Care Equipment & Supplies — (0.5)%
Abbott Laboratories	(22)	(2,898)
Dentsply Sirona, Inc.	(208)	(3,103)
Dexcom, Inc. *	(62)	(4,269)
Zimmer Biomet Holdings, Inc.	(29)	(3,235)
(13,505)
Health Care Providers & Services — (0.4)%
Centene Corp. *	(75)	(4,568)
Elevance Health, Inc.	(4)	(1,622)
HCA Healthcare, Inc.	(10)	(3,450)
Molina Healthcare, Inc. *	(9)	(3,039)
(12,679)
Hotels, Restaurants & Leisure — (0.1)%
Choice Hotels International, Inc.	(32)	(4,300)
Insurance — (2.4)%
Aflac, Inc.	(54)	(6,036)
Allstate Corp. (The)	(73)	(15,188)
American International Group, Inc.	(116)	(10,117)
Globe Life, Inc.	(42)	(5,527)
Hartford Insurance Group, Inc. (The)	(60)	(7,425)
Kinsale Capital Group, Inc.	(13)	(6,247)
RenaissanceRe Holdings Ltd. (Bermuda)	(26)	(6,144)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Insurance — continued
Willis Towers Watson plc	(10)	(3,307)
WR Berkley Corp.	(141)	(10,010)
(70,001)
Interactive Media & Services — (0.1)%
Snap, Inc., Class A *	(294)	(2,562)
IT Services — (0.9)%
Accenture plc (Ireland), Class A	(20)	(6,293)
Infosys Ltd. (India)	(200)	(3,657)
International Business Machines Corp.	(70)	(17,364)
(27,314)
Life Sciences Tools & Services — (0.6)%
Bruker Corp.	(109)	(4,557)
Illumina, Inc. *	(49)	(3,866)
Revvity, Inc.	(56)	(5,869)
Waters Corp. *	(8)	(3,120)
(17,412)
Machinery — (0.8)%
Donaldson Co., Inc.	(104)	(6,948)
Illinois Tool Works, Inc.	(49)	(12,220)
Snap-on, Inc.	(4)	(1,461)
Stanley Black & Decker, Inc.	(43)	(3,265)
(23,894)
Media — (0.5)%
Fox Corp., Class A	(170)	(9,625)
Interpublic Group of Cos., Inc. (The)	(225)	(6,104)
(15,729)
Multi-Utilities — (0.6)%
CenterPoint Energy, Inc.	(166)	(6,003)
Consolidated Edison, Inc.	(95)	(10,493)
(16,496)
Office REITs — (0.0)% ^
SL Green Realty Corp.	—	—
Oil, Gas & Consumable Fuels — (0.9)%
APA Corp.	(61)	(1,286)
Coterra Energy, Inc.	(51)	(1,468)
Enbridge, Inc. (Canada)	(119)	(5,265)
Kinder Morgan, Inc.	(175)	(5,002)
Occidental Petroleum Corp.	(158)	(7,796)
ONEOK, Inc.	(33)	(3,289)
Valero Energy Corp.	(25)	(3,288)
(27,394)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Passenger Airlines — (0.1)%
Southwest Airlines Co.	(101)	(3,392)
Pharmaceuticals — (0.4)%
Pfizer, Inc.	(199)	(5,051)
Zoetis, Inc.	(43)	(7,104)
(12,155)
Professional Services — (0.6)%
Dayforce, Inc. *	(44)	(2,552)
Paychex, Inc.	(14)	(2,081)
Paycom Software, Inc.	(42)	(9,260)
Verisk Analytics, Inc.	(11)	(3,265)
(17,158)
Retail REITs — (0.8)%
NNN REIT, Inc.	(179)	(7,618)
Realty Income Corp.	(194)	(11,254)
Simon Property Group, Inc.	(30)	(4,997)
(23,869)
Semiconductors & Semiconductor Equipment — (1.6)%
Applied Materials, Inc.	(67)	(9,718)
ARM Holdings plc *	(81)	(8,643)
Intel Corp.	(118)	(2,671)
KLA Corp.	(4)	(2,793)
Monolithic Power Systems, Inc.	(5)	(2,933)
Qorvo, Inc. *	(41)	(2,976)
QUALCOMM, Inc.	(84)	(12,920)
Skyworks Solutions, Inc.	(43)	(2,801)
(45,455)
Software — (0.4)%
Adobe, Inc. *	(5)	(1,988)
Bill Holdings, Inc. *	(17)	(773)
Workday, Inc., Class A *	(36)	(8,311)
(11,072)
Specialized REITs — (0.2)%
Public Storage	(19)	(5,847)
Specialty Retail — (0.3)%
Home Depot, Inc. (The)	(28)	(10,193)
Technology Hardware, Storage & Peripherals — (0.6)%
HP, Inc.	(413)	(11,450)
NetApp, Inc.	(56)	(4,918)
(16,368)
Textiles, Apparel & Luxury Goods — (0.1)%
Lululemon Athletica, Inc. *	(8)	(2,223)

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short Positions — continued
Common Stocks — continued
Trading Companies & Distributors — (0.4)%
Fastenal Co.	(155)	(12,046)
Total Common Stocks (Proceeds $(657,235))		(648,161)
Total Short Positions (Proceeds $(657,235))		(648,161)
Total Investments — 100.0% (Cost $1,878,495)		2,933,854
Liabilities in Excess of Other Assets — (0.0)% ^		(536)
Net Assets — 100.0%		2,933,318

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is $877,509.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2025.
Futures contracts outstanding as of March 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	61	06/20/2025	USD	17,253	(274)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,582,015	$—	$—	$3,582,015
Total Liabilities in Securities Sold Short (a)	$(648,161)	$—	$—	$(648,161)
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(274)	$—	$—	$(274)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan U.S. Large Cap Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2025
Security Description	Value at June 30, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2025	Shares at March 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.43% (a) (b)	$62,838	$825,135	$819,446	$8	$1	$68,536	68,515	$2,201	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2025.